Fund Summary
Franklin Mutual Series Funds-18 | Franklin Mutual Financial Services Fund
Investment Goal
Capital appreciation, which may occasionally be short term. The secondary goal is income.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 147 in the Fund's Prospectus and under “Buying and Selling Shares” on page 76 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees {- Franklin Mutual Financial Services Fund} - Franklin Mutual Series Funds-18 - Franklin Mutual Financial Services Fund	Class A		Class C	Class R6	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%		none	none	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none	[1]	1.00%	none	none
[1]	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses {- Franklin Mutual Financial Services Fund} - Franklin Mutual Series Funds-18 - Franklin Mutual Financial Services Fund		Class A		Class C	Class R6	Class Z
Management fees		0.87%		0.87%	0.87%	0.87%
Distribution and service (12b-1) fees		0.25%	[1]	1.00%	none	none
Other expenses		0.26%		0.26%	0.29%	0.26%
Total annual Fund operating expenses		1.38%		2.13%	1.16%	1.13%
Fee waiver and/or expense reimbursement	[2]	none		none	(0.20%)	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[2]	1.38%		2.13%	0.96%	1.13%
[1]	Class A distribution and service (12b-1) fees have been restated to reflect the maximum annual rate set by the board of trustees. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights due to a different 12b-1 fee rate paid in the Fund’s most recent fiscal year.
[2]	The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that Class do not exceed 0.01% until at least April 30, 2017. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during terms set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management as described above for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- Franklin Mutual Financial Services Fund} - Franklin Mutual Series Funds-18 - Franklin Mutual Financial Services Fund - USD ($)	Class A	Class C	Class R6	Class Z
1 year	$ 707	$ 316	$ 98	$ 115
3 years	987	667	349	359
5 years	1,287	1,144	619	622
10 years	$ 2,137	$ 2,462	$ 1,391	$ 1,375

If you do not sell your shares:
Expense Example, No Redemption {- Franklin Mutual Financial Services Fund}	Franklin Mutual Series Funds-18 Franklin Mutual Financial Services Fund Class C USD ($)
1 Year	$ 216
3 Years	667
5 Years	1,144
10 Years	$ 2,462

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25.43% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities of financial services companies that the investment manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests primarily in undervalued equity securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund invests are primarily common stock. To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Fund invests the equity portion of its portfolio substantially in mid- and large cap companies and may invest a significant portion of its equity portfolio in small-cap companies.

The Fund may invest in foreign securities without limit.

The Fund regularly attempts to hedge (protect) against currency risks, largely using currency forward contracts and currency futures contracts (including currency index futures contracts) when, in the investment manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives.

Portfolio Selection

The investment manager employs a research driven, fundamental value strategy for the Fund. Investments are generally selected based on the investment manager's own analysis of the security's intrinsic value, including for equity securities, an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. The investment manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Financial Services Companies

The Fund concentrates its investments in companies operating in the financial services industry, which means that the Fund is less diversified than a fund investing in a broader range of industries, and is particularly sensitive to general market conditions and other risks of the financial services industry. These risks include the effects of: (1) changes in interest rates on the profitability of financial services companies; (2) the rate of corporate and consumer debt defaults; (3) price competition; (4) governmental limitations on a company’s loans, other financial commitments, product lines and other operations; and (5) recent ongoing changes in the financial services industry (including consolidations, development of new products and changes to the industry’s regulatory framework). Some financial services companies have recently experienced significant losses in value and the possible recapitalization of such companies may present greater risks of loss. Insurance companies have additional risks, such as heavy price competition, claims activity and marketing competition, and can be particularly sensitive to specific events such as man-made and natural disasters (including weather catastrophes), terrorism, mortality risks and morbidity rates.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Regional Focus

Because the Fund may invest at least a significant portion of its assets in companies in a specific region, including Europe, the Fund is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of securities values held by the Fund. Current political uncertainty surrounding the European Union (EU) and its membership, including the 2016 referendum in which the United Kingdom voted to exit the EU, may increase market volatility. The financial instability of some countries in the EU, including Greece, Italy and Spain, together with the risk of that impacting other more stable countries may increase the economic risk of investing in companies in Europe.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. The successful use of derivatives will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivative instruments at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Merger Arbitrage Securities and Distressed Companies

A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in merger arbitrage securities may not be completed on the terms or within the time frame contemplated, which may result in losses to the Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies.

Liquidity

From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security. Market prices for such securities may be volatile.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q3'09	17.96%
Worst Quarter:	Q3'11	-17.39%
As of March 31, 2016, the Fund's year-to-date return was -6.60%.

Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2015
Average Annual Total Returns{- Franklin Mutual Financial Services Fund} - Franklin Mutual Series Funds-18 - Franklin Mutual Financial Services Fund		Past 1 year	Past 5 years	Past 10 years	Since Inception	[1]
Class A | Return Before Taxes		1.82%	8.85%	2.49%
Class A | After Taxes on Distributions		1.51%	8.57%	1.77%
Class A | After Taxes on Distributions and Sales		1.28%	7.02%	1.98%
Class C | Return Before Taxes		6.30%	9.39%	2.37%
Class R6 | Return Before Taxes		8.55%			13.03%
Class Z | Return Before Taxes		8.34%	10.49%	3.40%
S&P 500 Financials Index (index reflects no deduction for fees, expenses or taxes)	[2]	(1.53%)	10.45%	(0.65%)
S&P 500 Index (index reflects no deduction for fees, expenses or taxes)		1.38%	12.57%	7.31%
MSCI World Financials Sector Index (index reflects no deduction for fees, expenses or taxes)		(2.87%)	6.56%	0.14%
[1]	Since inception May 1, 2013.
[2]	The S&P 500 Financials Index is replacing the S&P 500® Index as the Fund's primary benchmark. The investment manager believes the composition of the S&P 500 Financials Index more accurately reflects the Fund's holdings.

No one index is representative of the Fund's portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.